Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities
Net profit / (loss) for the period	€ (62,792)	€ (63,317)
Reversal of finance income	(34,430)	(11,773)
Reversal of finance expenses	869	447
Reversal of tax charge	(191)	(77)
Adjustments for non-cash items:
Reversal of non-cash consideration relating to revenue	(577)	(1,202)
Reversal of share of profit / (loss) of associate	(28,106)	1,515
Share-based payment	23,076	14,949
Depreciation	3,603	1,993
Amortization	111
Changes in working capital:
Receivables	110	797
Prepayments	(1,329)	(2,537)
Contract liabilities (deferred income)	(109)	(515)
Trade payables, accrued expenses, and other payables	17,573	(8,872)
Cash flows generated from / (used in) operations	(82,192)	(68,592)
Interest received	975	1,455
Interest paid	(374)	(367)
Income taxes received / (paid)	(28)	718
Cash flows from / (used in) operating activities	(81,619)	(66,786)
Investing activities
Investment in associate	(10,187)
Acquisition of property, plant and equipment	(4,025)	(6,141)
Development expenditures (software)	(530)
Purchase of marketable securities	(39,444)
Settlement of marketable securities	24,069
Cash flows from / (used in) investing activities	(30,117)	(6,141)
Financing activities
Payment of lease liabilities	(1,962)	(1,117)
Capital increase	1,982
Cash flows from / (used in) financing activities	20	(1,117)
Increase / (decrease) in cash and cash equivalents	(111,716)	(74,044)
Cash and cash equivalents at January 1	584,517	598,106
Effect of exchange rate changes on balances held in foreign currencies	22,246	10,319
Cash and cash equivalents at March 31	495,047	534,381
Bank deposits	495,047	216,925
Short-term marketable securities		317,456
Cash and cash equivalents at March 31	€ 495,047	€ 534,381